Lease accounting - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Lessee Lease Description [Line Items]
Amortization of right-of-use assets	$ 682	$ 653
Lessee, operating lease, existence of option to extend	true
Lessee, operating lease, existence of option to terminate	true
Operating lease, weighted average remaining lease term	18 months
Operating lease, weighted average discount rate, percent	7.00%
Minimum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	12 months
Maximum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	39 months